Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Statements Of Comprehensive Loss [Abstract]
Revenues	$ 3,315	[1]	$ 3,326	[1]
Cost of revenues:
Depreciation	(587)		(705)
Other	(2,187)		(2,078)
Gross profit	541		543
Operating expenses:
Research and development	(137)		(109)
Selling and marketing	(273)		(341)
General and administrative	(1,279)		(1,408)
Operating loss	(1,148)		(1,315)
Financial expenses and foreign currency translation, net	(218)	[2]	(365)	[2]
Other expenses	(167)	[3]	(65)	[3]
Benefit Reduction for Loans	(1,357)	[4]		[4]
Net Loss	(2,890)		(1,745)
Basic and diluted net loss per share	$ (0.02)		$ (0.02)
Weighted average number of shares used in computing basic and diluted loss per share	144,701,963		89,453,364
Other Comprehensive Loss:
Net loss	(2,890)		(1,745)
Foreign currency translation adjustments	(41)		(1)
Comprehensive Loss	$ (2,931)		$ (1,746)

[1]	Note 11
[2]	Note 12
[3]	Note 13
[4]	Note 6h,10b